Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Treasury Stock, Common [Member]	Common Stock [Member]	Stock Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Common Stock Payable [Member]
Balance at Dec. 31, 2020		$ 10,656		$ 11,657,286	$ (7,274,401)	$ 4,393,541
Balance, shares at Dec. 31, 2020		10,655,833
Common Stock issued in Public Offering		$ 11,066		28,307,248		28,318,314
Common Stock issued in Public Offering, shares		11,066,258
Common Stock issued for intellectual property		$ 125		524,875		525,000
Common Stock issued for intellectual property, shares		125,175
Shares issued in connection with convertible promissory note		$ 187		560,309		560,496
Shares issued in connection with convertible promissory note, shares		186,832
Common stock to be issued for services		$ 1,790	285,000	4,054,193		4,340,983
Common stock issued for services,shares		1,789,496
Common stock issued upon exercise of cashless options		$ 222		(222)
Common stock issued upon exercise of cashless options, shares		222,407
Contributed capital				70,818		70,818
Fair value of Stock options granted to Officers and Directors				5,046,982		5,046,982
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes				1,446,530		1,446,530
Net Loss					(28,100,245)	(28,100,245)
Balance at Dec. 31, 2021		$ 24,046	285,000	51,668,019	(35,374,646)	16,602,419
Balance, shares at Dec. 31, 2021		24,046,001
Balance at Dec. 31, 2021		$ 24,046		51,668,019	(35,374,646)	16,602,419	$ 285,000
Shares issued in connection with convertible promissory note		$ 250		277,250		277,500
Shares issued in connection with convertible promissory note, shares		250,000
Common stock to be issued for services			192,000			192,000
Fair value of Stock options granted to Officers and Directors				2,048,270		2,048,270
Net Loss					(15,223,028)	(15,223,028)
Shares issued for services		$ 925		861,200		862,125
Shares issued for services, shares		925,000
Treasury shares purchased	$ (2,880,045)	$ (2,825)		2,825		(2,880,045)
Treasury shares purchased, shares	2,825,617	(2,825,617)
Treasury shares cancelled	$ 2,880,045			(2,880,045)
Treasury shares cancelled, shares	(2,825,617)
Fair value of warrants issued and issue discounts with convertible note				1,644,184		1,644,184
Stock options issued for services				142,169		142,169
Management common shares cancelled		$ (57)		57
Management common shares cancelled, shares		(56,496)
Management common shares cancelled		$ (57)		57
Management common shares cancelled, shares		(56,496)
Common stock to be issued for services						192,000	192,000
Fair value of Stock options granted to Officers and Directors				2,048,270		2,048,270
Balance at Dec. 31, 2022		$ 22,339	$ 477,000	53,763,929	50,597,674	3,665,594
Balance, shares at Dec. 31, 2022		22,338,888
Balance at Dec. 31, 2022		$ 22,339		53,763,929	(50,597,674)	3,665,594	477,000
Common Stock issued in Public Offering		$ 4,316		3,446,359		3,450,675
Common Stock issued in Public Offering, shares		4,315,787
Net Loss					(1,308,174)	(1,308,174)
Balance at Mar. 31, 2023						5,808,095
Balance, shares at Mar. 31, 2023		26,654,675
Balance at Mar. 31, 2023		$ 26,655		$ 57,210,288	$ (51,905,848)	$ 5,808,095	$ 477,000